Supplement, dated April 7, 2006, to the
         Statement of Additional Information ("SAI"), dated May 2, 2005,
                                       Of
                       Seligman Cash Management Fund, Inc.
                                  (the "Fund")

The third biography under the caption "Management of the Fund - INTERESTED DIRECTORS AND PRINCIPAL OFFICERS" on page 7 of the SAI relating to Mr. Mahony is hereby deleted in its entirety.